Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash	$ 40,058	$ 49,900	$ 49,118
Accounts receivable	15,000	0	0
Accounts receivable - related party	0	15,000	0
Prepaid rent, current portion	60,000	0	0
Total current assets	115,058	64,900	49,118
Fixed assets - net	49,166	96,667	136,667
Prepaid rent, net of current portion	90,000	0	0
Note receivable - related party	75,000	0	0
Interest receivable - related party	1,100	0	0
Total noncurrent assets	166,100	0	0
Total Assets	330,324	161,567	185,785
Current liabilities
Accounts payable	37,418	27,478	0
Accrued payables - related parties	210,000	196,302	120,000
Common stock issuable, current portion	60,000	0	0
Line of credit	75,000	75,000	76,459
Due to related parties	508,561	515,811	458,277
Accrued interest payable	26,168	22,418	14,918
Accrued interest payable - related party	103,519	85,394	50,322
Total current liabilities	1,020,666	922,403	719,976
Common stock issuable, net of current portion	120,000	0	0
Total Liabilities	1,140,666	922,403	719,976
Commitments and contingencies
Stockholders' Equity
Preferred stock, $.001 par value; 10,000,000 shares authorized; no shares issued and outstanding	0	0	0
Common stock, $.0001 par value; 190,000,000 shares authorized; 7,429,581 (2017) and 7,929,581 (2016) issued and outstanding	742	792	792
Additional paid in capital	2,208,212	2,244,829	2,244,829
Accumulated deficit	(3,019,296)	(3,006,457)	(2,779,812)
Total Stockholders' Deficit	(810,342)	(760,836)	(534,191)
Total Liabilities and Stockholders' Deficit	$ 330,324	$ 161,567	$ 185,785